Supplement Dated December 3, 2007
to the Prospectus
of each Fund listed below:

BLACKROCK BALANCED CAPITAL FUND, INC.
BLACKROCK BASIC VALUE FUND, INC.
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
BlackRock High Income Fund
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
BlackRock California Insured Municipal Bond Fund
BLACKROCK COMMODITY STRATEGIES FUND
BLACKROCK DEVELOPING CAPITAL MARKETS FUND, INC.
BLACKROCK EUROFUND
BLACKROCK FOCUS TWENTY FUND, INC.
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
BLACKROCK GLOBAL ALLOCATION FUND, INC.
BLACKROCK GLOBAL DYNAMIC EQUITY FUND
BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.
BLACKROCK GLOBAL GROWTH FUND, INC.
BLACKROCK GLOBAL SMALLCAP FUND, INC.
BLACKROCK HEALTHCARE FUND, INC.
BLACKROCK INTERNATIONAL VALUE TRUST
BlackRock International Value Fund
BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Large Cap Core Fund
BlackRock Large Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BLACKROCK LATIN AMERICA FUND, INC.
BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.
BlackRock Mid Cap Value Opportunities Fund
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock New York Municipal Bond Fund
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock National Municipal Fund
BlackRock Municipal Insured Fund
BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Fund
BLACKROCK PACIFIC FUND, INC.
BLACKROCK SERIES, INC.
BlackRock Small Cap Growth Fund II
BlackRock International Fund
BLACKROCK SHORT-TERM BOND SERIES, INC.
BlackRock Short-Term Bond Fund
BLACKROCK TECHNOLOGY FUND, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
BLACKROCK WORLD INCOME FUND, INC.
FDP SERIES, INC.
Marsico Growth FDP Fund
MFS Research International FDP Fund
Franklin Templeton Total Return FDP Fund
Van Kampen Value FDP Fund

Effective February 1, 2008, the Prospectus of each Fund listed above is amended as follows:

In the last paragraph of the section entitled "Your Account - Pricing of Shares-Investor A Shares-Initial Sales Charge Option," the discussion of the Reinstatement Privilege is amended to delete the first sentence and replace it with the following sentence:

If you redeem Investor A, Investor A1 or Institutional shares, and within 60 days buy new Investor A shares of the SAME Fund, you will not pay a sales charge on the new purchase amount.

Code# BRPRO-SUPRPB1107